Common Stock and Stock Plans, Summary of Performance Awards (Details) - Performance Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Performance Awards [Abstract]
Nonvested at January 1, 2017 (in shares)	5,528,405
Granted (in shares)	2,073,942
Vested (in shares)	(1,993,598)
Canceled or forfeited (in shares)	(116,645)
Nonvested at December 31, 2017 (in shares)	5,492,104	5,528,405
Weighted- average grant-date fair value
Nonvested at January 1, 2017 (in dollars per share)	$ 43.99
Granted (in dollars per share)	57.14	$ 44.73	$ 45.52
Vested (in dollars per share)	46.63
Canceled or forfeited (in dollars per share)	52.97
Nonvested at December 31, 2017 (in dollars per share)	$ 47.81	$ 43.99